Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States ("U.S. GAAP") and follow the requirements of the Securities and Exchange Commission (the “SEC”) for annual reporting for a foreign private issuer.
On December 13, 2023, NetDragon Websoft Holdings Limited (“NetDragon”) and Gravitas Education Holdings, Inc. (“GEHI”) completed a series of transactions (the "Merger") that resulted in (i) GEHI divesting its business in China, (ii) NetDragon transferring its education businesses outside of China to eLMTree Inc. (“eLMTree"), (iii) eLMTree becoming a wholly owned subsidiary of GEHI, and (iv) GEHI changing its name to “Mynd.ai, Inc.” The Merger was accounted for as a business combination in accordance with ASC 805, Business Combinations. While GEHI was the legal acquirer of eLMTree, the transaction has been accounted for as a reverse acquisition, and consequently, eLMTree was identified as the acquirer for accounting purposes. The financial statements of the Company prior to closing of the Merger reflect the consolidated and combined financial statements of eLMTree (see Note 3 Acquisitions and Disposition). These consolidated and combined financial statements were derived from the separate records maintained by NetDragon, who continues to be a controlling shareholder of the Company (the "Controlling Shareholder"). The financial statements for periods prior to the Merger include estimated expense allocations for certain corporate functions historically provided by NetDragon. These allocations may not be reflective of the actual expenses that would have been incurred had the Company operated as a separate entity apart from NetDragon.

As a result of the reverse acquisition, all shares and per share amounts for all periods presented in the accompanying financial statements and notes thereto have been adjusted retroactively. The Company calculated basic loss per share for each comparative period prior to the acquisition date by dividing net loss of the accounting acquirer attributable to ordinary shareholders by the accounting acquirer’s historical weighted-average number of ordinary shares outstanding. The Company calculated the weighted-average number of ordinary shares outstanding (the denominator of the EPS calculation), including the equity interests issued by the legal acquirer to effect the reverse acquisition, as the number of ordinary shares outstanding from the beginning of that period to the acquisition date computed on the basis of the weighted-average number of ordinary shares of the accounting acquirer outstanding during the period multiplied by an exchange ratio derived from the shares exchanged at the Merger date.

Subsequent to the Merger date and prior to the disposition of GEH as described below, the Company was comprised of the consolidated operations of eLMTree Inc. and subsidiaries and Global Eduhub Holdings Limited and subsidiaries ("GEH Singapore"). The eLMTree segment consisted of a number of legal entities, including Promethean World Limited and its consolidated subsidiaries (“Promethean”) and Edmodo, LLC (“Edmodo”). The GEH Singapore segment represented Singapore-based kindergarten and student care services that have historically been reported as part of GEHI prior to the Merger.
Discontinued Operations
When the Company has abandoned, or classified as held for sale, a business component that represents a strategic shift with a major effect on the Company’s operations and financial results, it classifies that business component as a discontinued operation and retrospectively presents discontinued operations for the comparable periods. The post-tax income, or loss, of discontinued operations are shown as a single line on the face of the consolidated statements of operations. The disposition of the discontinued operation would also result in a gain or loss upon final disposition.
On October 2, 2024, the Company completed the sale (the "Disposition") of all of the Company's holdings of capital stock in GEH Singapore (constituting 85% of the total equity ownership of GEH Singapore prior to the Disposition) for cash consideration of $20,000, pursuant to the terms of a written agreement dated October 1, 2024 between the Company and an entity controlled by the former minority owner of GEH Singapore prior to the Disposition. This sale represented a strategic shift with a major effect on the Company’s operations and financial results, and as a result, the GEH Singapore segment has been presented as discontinued operations and excluded from both continuing operations and segment results for all periods presented. The results of GEH Singapore, including the gain on disposition, are instead presented as discontinued operations in the consolidated statements of operations for the years ended December 31, 2023 and 2024. Further, the assets and liabilities of GEH Singapore have been reclassified as current and non-current assets and liabilities of discontinued operations in the consolidated balance sheets as of December 31, 2023. The cash flows from the GEH Singapore segment are presented as cash flows from discontinued operations within the consolidated statements of cash flows. The Company has not historically allocated any general corporate overhead to GEH Singapore. See Note 3 Acquisitions and Disposition and Note 20 Discontinued Operations for further discussion.

On September 22, 2022, eLMTree abandoned the operations of the North America geographic region of the Edmodo business. In applying FASB ASC 205-20 Presentation of Financial Statements – Discontinued Operations and ASC 360 Property, Plant, and Equipment, the Company determined the abandonment qualified for discontinued operations presentation and as such, the consolidated financial statement have been retroactively adjusted, where applicable, to give effect to the discontinued operations for all periods presented. See Note 20 Discontinued Operations for details of operations and financial position that have been included in discontinued operations. In 2024, the Company closed the remaining operations of Edmodo. This closure did not qualify for discontinued operations presentation, as it did not represent a strategic shift with a major effect on the Company’s operations and financial results. Accordingly, the results of the remaining operations of Edmodo have been included in continuing operations for all the periods presented.

Basis of Consolidation
Basis of Consolidation
The consolidated financial statements include the accounts of the Company, its wholly owned subsidiaries, and its partially owned subsidiaries and non-controlling interests. All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates
Use of Estimates
The preparation of the consolidated financial statements, in conformity with U.S. GAAP, requires the Company to make estimates and assumptions that affect the application of policies and the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and reported amounts of revenues and expenses during the reporting period. Important estimates and assumptions relate to revenue recognition, impairment of obsolete and slow-moving inventories, valuation of assets acquired and liabilities assumed in business combinations, evaluation of finite-lived tangible and intangible assets, goodwill and indefinite-lived intangible assets for impairment, valuation of embedded derivatives, provision for warranty costs and valuation allowance for deferred tax assets. These estimates and judgments are subject to change based on experience and new information which could result in outcomes that require a material adjustment to the carrying amounts of assets or liabilities affecting future periods. Actual results may differ from these estimates. The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized prospectively.
Reclassifications
Reclassifications
The Company has made reclassifications to certain previously reported financial information to conform to the current period presentation, including further disaggregation to the contract liabilities footnote, and reclassifying interest income as a separate line on the consolidated statements of operations. The Company has reflected these changes in all historical periods presented. Additionally, the Company has reclassified the operations, financial position and cash flows of the GEH Singapore segment as discontinued operations in the financial statements as of and for the year ended December 31, 2023. The Company's balance sheet does not include any assets and liabilities of the GEH Singapore segment as of December 31, 2024.
Non-controlling Interests
Non-controlling Interests
Non-controlling interests ("NCI") on the consolidated balance sheets include third-party investments in entities that the Company consolidates, but does not wholly own. NCI are classified as part of equity, and the amount of net income (loss), other comprehensive income (loss), and any other equity transactions are allocated to NCI in accordance with their applicable ownership percentages. NCI recognized as a result of a business combination are measured initially at fair value, which represents the NCI's proportionate share of the acquired identifiable net assets. The NCI was disposed of as part of the sale of GEH Singapore in Q4 2024.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents include cash on hand with financial institutions. The Company considers all highly liquid investments with original maturities of three months or less to be cash equivalents.
Concentration of Credit Risk
Concentration of Credit Risk
Credit risk represents the risk that the Company would incur a loss if counterparties failed to perform pursuant to the terms of their agreements. Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents. The Company maintains its cash balances with financial institutions in federally insured accounts and for certain institutions has cash balances in excess of the insurance limits. These deposits and funds may be redeemed upon demand and the Company does not anticipate any losses on such balances. The Company has not experienced any losses to date and believes that it is not exposed to any significant credit risk on cash and cash equivalents.
Accounts Receivable and Allowance for Credit Losses
Accounts Receivable and Allowance for Credit Losses
Trade accounts receivables are recorded at the invoiced amount and do not bear interest.

The allowance for credit losses is the Company’s best estimate of the credit losses in existing accounts receivable. The Company monitors the financial performance, historical and expected collection patterns, and creditworthiness of its customers so that it can properly assess and respond to changes in their credit profile. The Company also monitors domestic and international economic conditions for the potential future effect on its customers. Past due balances are reviewed individually for collectability. Account balances are charged against the allowance for credit losses when the Company determines it is probable the receivable will not be recovered. All allowance for credit losses are charged to general and administrative expenses on the Company’s consolidated statements of operations.

Inventories
Inventories
Inventories are valued at the lower of cost or net realizable value (NRV). The Company measures the cost of inventories based on the first-in, first-out method. Inventory costs include expenditures incurred in acquiring the inventories, production or conversion costs, as well as other costs incurred in bringing them to their existing location and condition. Inventory is comprised of raw materials and finished products intended for sale. The Company periodically makes judgments and estimates regarding the future utility and carrying value of inventory. The carrying value of inventory is periodically reviewed and impairments, if any, are recognized when the expected net realizable value is less than carrying value.

Property, Plant and Equipment, Net
Property, Plant and Equipment, Net
Property, plant and equipment are stated at cost less accumulated depreciation. Maintenance and repairs are charged to expense when incurred. Additions and improvements that extend the economic useful life of the asset are capitalized and depreciated over the remaining useful lives of the assets. The cost and accumulated depreciation of assets sold or retired are removed from the respective accounts, and any resulting gain or loss is reflected in current earnings. Depreciation is recognized using the straight-line method in amounts considered to be sufficient to allocate the cost of the assets to operations over the estimated useful lives or lease terms, as follows:

Asset Category	Estimated Useful Life
Buildings	25 years
Plant and Machinery	3-10 years
Computer and office equipment	3-5 years
Furniture and Fixtures	5 years
Capitalized software	3-5 years
Leasehold improvements	**
** Leasehold improvements are depreciated using the straight-line method over the shorter of the estimated useful life of the asset or the term of the underlying lease.

Internal-Use Software
Internal-Use Software
The Company capitalizes qualifying employee costs and third-party vendor fees for the development of software that will only be used internally. Capitalization begins once the project reaches the application development stage. Costs incurred during the preliminary project stage, as well as training costs and data conversion costs, are expensed as incurred. Amortization is generally recorded on a straight-line basis over the estimated useful lives ranging from three to five years. Capitalized internal-use software is included within property, plant, and equipment on the consolidated balance sheets.

Intangible Assets
Intangible Assets
Intangible assets, which consist of customer relationships, patents, and technology, are stated at cost less accumulated amortization.
For finite-lived intangible assets, amortization is generally recorded on a straight-line basis over estimated useful lives ranging from two to ten years. The Company periodically reviews the estimated useful lives of intangible assets and adjusts them when events indicate that a shorter life is appropriate.

Indefinite-lived intangible assets are not subject to amortization. Each reporting period, the Company evaluates whether events and circumstances continue to support an indefinite useful life. If an indefinite-lived intangible asset is subsequently determined to have a finite useful life, it is amortized prospectively over its estimated remaining useful life.

Goodwill
Goodwill, which represents the excess of the purchase price over the fair value of net assets acquired, is carried at cost, less any impairment. Goodwill is not amortized; rather, it is subject to a periodic assessment for impairment by applying a fair value-based test.
Impairment of Long‑lived Assets

Long‑lived assets, other than goodwill and indefinite‑lived intangibles, are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of the long-lived assets may not be recoverable through the estimated undiscounted future cash flows derived from such assets.

Factors that the Company considers in deciding when to perform an impairment review include significant changes in the Company’s forecasted projections for the asset or asset group for reasons including, but not limited to, significant underperformance of a product in relation to expectations, significant changes, or planned changes in the Company’s use of the assets, significant negative industry or economic trends, and new or competing products that enter the marketplace. The recoverability test is based on a comparison of the undiscounted cash flows expected to be generated from the use of the asset group. If impairment is indicated, the asset is written down by the amount by which the carrying amount of the asset exceeds the related fair value of the asset, with the related impairment charge recognized within the statements of operations.

Indefinite-lived intangible assets are tested for impairment annually and more frequently if events or changes in circumstances indicate that it is more likely than not that the asset is impaired. The Company has the option to assess the qualitative factors in determining whether it is more likely than not the fair value of the indefinite lived intangible asset is less than its carrying amount as a basis for determining whether it is necessary to perform a quantitative indefinite-lived asset impairment test. If the Company determines that it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying amount, then a quantitative indefinite-lived asset impairment test is performed. Impairment tests are performed, at a minimum, on December 31st each year.

The Company uses an income approach (generally the relief from royalty method) to determine the estimated fair value of its indefinite-lived intangible assets in concluding whether the fair value of these assets exceeded their carrying amounts. If the fair value exceeds the carrying amount, then no impairment is recognized. If the carrying amount exceeds the fair value calculated, then an impairment charge is recognized for the difference. The impairment review requires the Company to make judgments in determining various assumptions with respect to revenues, growth rates, royalty rates, and discount rates. The judgments made in determining the estimated fair value of an indefinite-lived intangible asset can materially impact the Company’s financial condition and results of operations.

Goodwill
Goodwill is evaluated for impairment on an annual basis at a level of reporting referred to as the reporting unit, and more frequently if adverse events or changes in circumstances indicate that the asset may be impaired. The Company has the option to assess the qualitative factors in determining whether it is more likely than not the fair value of the reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform a quantitative goodwill impairment test. If the Company determines that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, then a quantitative goodwill impairment test is performed. Impairment tests are performed, at a minimum, on December 31st each year.

The Company may use the income approach (utilizing future estimated discounted cash flows) or the market approach (utilizing revenue multiples of guideline public companies with similar operations and economic characteristics) to determine the estimated fair value of reporting units in determining whether the fair value of its reporting units exceeded their carrying amounts. If the fair value exceeds the carrying amount, then no impairment is recognized. If the carrying amount exceeds the fair value calculated, then an impairment charge is recognized for the difference. The impairment review requires the Company to make judgments in determining various assumptions with respect to revenues, operating margins, growth rates, discount rates, and market multiples of comparable companies. The judgments made in determining the estimated fair value of a reporting unit can materially impact the Company’s financial condition and results of operations.

Fair Value Measurements
Fair Value Measurements

The Company applies ASC 820, Fair Value Measurement ("ASC 820"), which establishes a framework for measuring fair value and clarifies the definition of fair value within that framework. ASC 820 defines fair value as an exit price, which is the price that would be received for an asset or paid to transfer a liability in the Company’s principal or most advantageous market in an orderly transaction between market participants on the measurement date. The fair value hierarchy established in ASC 820 generally requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the entity’s own assumptions based on market data and the entity’s judgments about the assumptions that market participants would use in pricing the asset or liability and are to be developed based on the best information available in the circumstances. The valuation hierarchy is composed of three levels as described below:
Level 1 - Assets and liabilities with unadjusted, quoted prices listed on active market exchanges. Inputs to the fair value measurement are observable inputs, such as quoted prices in active markets for identical assets or liabilities.

Level 2 - Inputs to the fair value measurement are determined using prices for recently traded assets and liabilities with similar underlying terms, as well as direct or indirect observable inputs, such as interest rates and yield curves that are observable at commonly quoted intervals.

Level 3 - Inputs to the fair value measurement are unobservable inputs, such as estimates, assumptions, and valuation techniques when little or no market data exists for the assets or liabilities.

In estimating fair value, the Company uses market-observable data to the extent it is available. In certain cases where Level 1 inputs are not available, the Company may engage third-party qualified valuation specialists to perform the valuation. To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The carrying amounts of the Company’s financial assets and liabilities, such as cash and cash equivalents, accounts receivable, due from related parties, current related party loans payable, and current assets and liabilities of discontinued operations approximate their fair values because of their short-term nature. The derivative liability associated with the Company’s convertible note is remeasured at fair value at each reporting date and is classified as Level 3 in the fair value hierarchy (see Note 14 - Debt). During the years ended December 31, 2023 and 2022, the Company utilized Level 3 inputs to determine the fair value of net assets acquired in business combinations (see Note 3 - Acquisitions and Disposition).

Certain non-financial assets, such as goodwill, intangible assets, right-of-use assets, and property and equipment, are measured at fair value on a non-recurring basis and are adjusted to fair value only if an impairment charge is recognized. Such fair value measures are considered to be within the Level 3 valuation hierarchy due to the subjective nature of the unobservable inputs used. The Company has not recorded any impairment charges to non-financial assets during any of the periods presented.

Business Combinations
Business Combinations
The Company accounts for its business combinations using the acquisition method of accounting. The purchase consideration is allocated to the assets acquired and liabilities assumed based on their estimated fair values. The excess of the fair value of purchase consideration over the fair value of these assets acquired and liabilities assumed is recorded as goodwill. Management is required to make significant estimates and assumptions in determining fair values, especially with respect to acquired intangible assets, which include but are not limited to the selection of valuation methodologies, expected future revenue and net cash flows, expected customer attrition rates, future changes in technology, and discount rates. These estimates are inherently uncertain and, therefore, actual results may differ from the estimates made. As a result, during the measurement period of up to one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill as information on the facts and circumstances that existed as of the acquisition date becomes available. Upon the conclusion of the measurement period, any subsequent adjustments are recorded in the consolidated statements of operations.
Transaction-related expenses are recognized separately from business combinations and are expensed as incurred. The acquisition method also requires that acquisition-related transaction and post-acquisition restructuring costs be charged to expense as committed and requires the Company to recognize and measure certain assets and liabilities including those arising from contingencies and contingent consideration in a business combination. These costs include one-time people-related costs and amounts paid to vendors and consultants assisting with the acquisition.
Convertible debt
Convertible debt
The Company reviews the terms of convertible debt issued to determine whether there are embedded derivative instruments, including embedded conversion options, which are required to be bifurcated and accounted for separately as derivative financial instruments. In circumstances where the host instrument contains more than one embedded derivative instrument, including the conversion option that is required to be bifurcated, the bifurcated derivative instruments are accounted for as a single, compound derivative instrument.
Bifurcated embedded derivatives are initially recorded at fair value and are then revalued at each reporting date with changes in the fair value reported as other income (expense) in the consolidated statements of operations. When the convertible debt instruments contain embedded derivative instruments that are to be bifurcated and accounted for as liabilities, the total proceeds received are first allocated to the fair value of all the bifurcated derivative instruments. The remaining proceeds, if any, are then allocated to the host instruments themselves, usually resulting in those instruments being recorded at a discount from their face value. The discount from the face value of the convertible debt, together with the stated interest on the instrument, is amortized over the life of the instrument through periodic charges to interest expense.

Share-Based Payment Arrangement
Share-based Compensation
The Company accounts for share-based compensation in accordance with ASC 718, Compensation – Stock Compensation, which requires that the grant-date fair value of such awards is recognized ratably over the related vesting period. The restricted stock units have a grant date fair value equal to the fair market value of the underlying stock on the grant date less present value of expected dividends. The Company accounts for forfeitures as they occur.
Treasury stock policy	Treasury stock The Company accounts for treasury stock under the cost method.
Revenue Recognition
Revenue Recognition
The Company recognizes revenue pursuant to ASC 606, Revenue from Contracts with Customers (“ASC 606”), which prescribes that an entity should recognize revenue that depicts the transfer of products or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those products or services. The guidance also requires disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts.
Under ASC 606, the Company recognizes revenue following a five-step model which prescribes the Company: (i) identify contract(s) with a customer; (ii) identify the performance obligation(s) in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligation(s) in the contract; and (v) recognize revenue when (or as) the Company satisfies a performance obligation. The Company does not have any significant financing components in their customer contracts.
Performance obligations are satisfied both at a point in time and over time. All revenues are recognized based on the satisfaction of the performance obligation to date.
The Company generates revenue from the sale of the following goods and services. Revenue amounts presented exclude value-added tax and other sales taxes.
Hardware and Accessories
The Company generates most of its revenue from the sales of hardware and accessory products to a global network of distributors and resellers, who are considered the customers for these products. Revenue is recognized at a point in time when the customer obtains control of the distinct good. The specific timing of the change in control varies by customer (based on contractual agreements between the Company and the customer) and can occur either when the goods are shipped by the Company via a third-party carrier, or when the goods are made available for pick-up by the customer. Customers do not have a contractual right of return of goods, aside from standard provisions regarding defective products.
The Company historically provided a Promethean Global Software License for its preloaded proprietary embedded software with the sale of most of its hardware products. The Company considers this hardware and software to be highly interdependent and highly interrelated. As a result, the Company considers the hardware and proprietary software to represent a combined performance obligation and recognizes revenue when control of the combined performance obligation has passed to the customer.
The Company provides term-limited Promethean ActivSuite software-as-a-service ("SaaS") subscriptions with the sale of its ActivPanel 10 hardware product. The Company views these term-limited subscriptions as a separate performance obligation and, as a result, recognizes revenue based on the estimated stand-alone selling price of the service over the term of the subscription.
Future Unspecified Software Upgrade Rights
As part of the sale of certain of its hardware products, the Company provided the right for the customer to receive, on a when-and-if-available basis, future unspecified software upgrades relating to the software bundled with each such hardware device. The customer for future unspecified software upgrade rights was the end user. Because the Company lacks observable prices for the undelivered performance obligations, the allocation of revenue was based on the Company's estimated stand-alone selling prices using the cost-plus margin approach. Allocated revenue for the future unspecified software upgrade rights are recorded in the consolidated balance sheet as contract liabilities and are recognized in the consolidated statements of operations on a straight-line basis over the period that the software upgrades are provided.
As December 31, 2024, all such revenue had been fully recognized, and no amounts remained recorded as contract liabilities on the consolidated balance sheet.
Freight Revenue
The Company may arrange for shipment of its core products by third-party logistics providers to certain customers, based on delivery location and timing requirements determined by these customers. The Company considers freight to be a separate performance obligation, as the shipping is capable of being distinct within the context of contract and provides a separate benefit to the customer above and beyond the Company’s other products. This performance obligation is considered to be satisfied at a point in time, which typically occurs when the third-party logistics providers take possession of the products, as control of the goods has passed to the customer at this point in time. The Company considers itself to be the principal in freight revenue transactions.
Warranty Revenue
The Company provides a standard warranty on all of its hardware products. Depending on the jurisdiction in which the product is sold, this standard warranty is either for three years or five years. This warranty is not sold separately and does not provide any additional services beyond assuring the product complies with the agreed upon specifications and is free of defects. As such, the Company considers the standard warranty to represent an assurance type warranty which does not constitute a separate performance obligation.
In those jurisdictions where a three-year warranty is considered standard, the Company also separately sells enhanced five-year and seven-year warranties, which are considered to represent a separate performance obligation that is satisfied over the time period from the end of the term of the standard warranty to the end of the term of the enhanced warranty. In those jurisdictions where a five-year warranty is considered standard, the Company also separately sells enhanced seven-year warranties, which are considered to represent a separate performance obligation that is satisfied over the time period from the end of the term of the standard warranty to the end of the term of the enhanced warranty. The customer for enhanced warranties is the end user.
Payments received in advance of providing these enhanced warranty services are recorded in the consolidated balance sheet as contract liabilities and are recognized in the consolidated statements of operations on a straight-line basis over the period that the enhanced warranty services are provided.
Software-as-a-Service (SaaS)
The Company offers a number of services, generally in the form of a subscription for a set time period, through the use of internally developed software and certain third-party arrangements. The Company considers SaaS offerings to be a separate performance obligation, as the service provided is capable of being distinct within the context of contract and provides a separate benefit to the customer above and beyond the Company’s other products. The customer for SaaS offerings is the end user. Payments received in advance of providing the SaaS offering are recorded in the consolidated balance sheet as contract liabilities and are recognized in the consolidated statements of operations on a straight-line basis over the period that SaaS offering are provided.
Training Revenue
The Company offers training services for the use of its hardware, which is considered to represent a separate performance obligation, as the services are capable of being distinct within the context of the contract and provide a separate benefit to the customer above and beyond the Company’s other products. The revenue associated with this performance obligation is recognized as the training service is delivered, which generally occurs within one year of the original date of sale. The customer for training services is the end user. Payments received in advance of providing these training services are recorded in the consolidated balance sheet as contract liabilities and are recognized in the consolidated statements of operations as delivered.
Practical Expedients
The Company applies the following practical expedients allowable under ASC 606:
1.Sales Taxes and Similar Taxes Collected from Customers:
The Company excludes from the transaction price value-added tax and other sales taxes.
2.Contract Costs:
The Company recognizes the incremental costs of obtaining a contract as an expense when incurred if the amortization period of the asset that the Company otherwise would have recognized is one year or less.
Significant Judgments
Determining whether products and services are considered distinct performance obligations that should be accounted for separately versus together may require significant judgment. To be distinct, the customer must be able to benefit from the service on its own or with readily available resources, and the promise to transfer the good or service must be separately identifiable from other goods and services in the contract.
When the Company enters into contracts whereby the Company will transfer cash or a credit note to a customer when a rebate has been achieved, the Company estimates the amount of consideration to which it will be entitled using the expected value method. The Company also enters into contracts with certain of its distributor and reseller partners where the sales price of the products or services transferred is not fixed at the time revenue is initially recognized, but is rather subsequently determined by the price at which the distributor or reseller sells the products or services to the end consumer. These estimates are made using the expected value method based on historical rebate experience and expected future sales trends on a customer-by-customer basis. These estimates are measured at each reporting date and are generally resolved within 90 days of recognizing the initial revenue. Because these contracts contain elements of variable consideration, the Company only includes this variable consideration in its transaction price when there is a basis to reasonably estimate the amount of consideration to which the Company expects to ultimately be entitled, and it is probable there will not subsequently be a significant reversal of revenue previously recognized.
Provision for Warranty Costs
Provision for Warranty Costs
The Company provides customers of its hardware products with warranties to assure the product complies with agreed upon specifications and is free of defects. The Company records a liability based on its best estimate of the amounts necessary to settle future and existing claims on products sold as of the balance sheet date. Factors used in estimating the warranty liability include a history of units sold and units under warranty that have failed, average cost incurred to repair/replace units under warranty, and a profile of the distribution of warranty expenditures over the warranty period. Actual claims incurred could differ from estimates, requiring adjustments to the liabilities.

Cost of Sales
Cost of Revenue
Cost of revenue consists primarily of inventory costs, cost of delivering training services, depreciation of property, plant and equipment, freight, warehousing, and warranty costs associated with the Company’s hardware products, as well as third-party hosting and processing fees associated with the Company’s online sales platforms. In addition, logistic and operations employee costs, as well as an allocation of related depreciation and office space cost, are also included in cost of revenue. Finally, amortization of intangible assets directly associated with the Company’s products and services is also included in cost of revenue.

General and Administrative Expenses
General and Administrative Expenses
General and administrative expenses consist primarily of salaries and employee benefits for its employees not related to logistics and operations, research and development, and selling and marketing activities, as well as costs incurred for office space (excluding amounts allocated to cost of revenue), professional service fees, insurance costs, legal expenses, and other general overhead.

Research and Development Expenses	Research and Development Expenses Research and development expenses consist primarily of salaries, employee benefits, and other compensation for employees engaged in research and development.
Sales and Marketing Expenses
Sales and Marketing Expenses
Selling and marketing expenses consist primarily of salaries, employee benefits, and other compensation for employees engaged in sales and marketing activities, as well as the costs of media advertising, promotions, trade shows, and seminars.

Advertising Expense	Advertising Expense Advertising costs are expensed as incurred.
Other Income (Expense)
Other Income (Expense)
Other income (expense) consists primarily of interest expense, interest income, gain on embedded derivative, gain from the forgiveness of debt, and other income (expense), which includes foreign currency transaction adjustments.

Restructuring and Other Expense
Restructuring and Other Expense
Costs to exit or restructure certain activities of existing operations or operations of a recently acquired company are accounted for as termination and exit costs pursuant to ASC 420, Exit or Disposal Cost Obligations. A liability for costs associated with an exit or disposal activity is recognized and measured at its fair value in the consolidated statements of operations in the period in which the liability is incurred.
Right-of-use assets and lease liabilities
Right-of-use Assets and Lease Liabilities
The Company has entered into lease agreements for certain facilities, vehicles and equipment, which provide the right to use the underlying asset and require lease payments over the term of the lease. At inception, the Company determines if an arrangement is a lease and then classifies leases as operating or finance at commencement. The Company does not have any financing leases. Operating leases are presented as right-of-use (“ROU”) assets, and the corresponding lease liabilities are included in operating lease liabilities, current and operating lease liabilities, non-current on the Company’s consolidated balance sheets. ROU assets represent the Company's right to use an underlying asset, and lease liabilities represent the Company's obligation for lease payments in exchange for the ability to use the asset for the duration of the lease term.
The Company has lease agreements which contain both lease and non-lease components, which the Company accounts for separately. Non-lease components include items such as common area maintenance, operating expenses, utilities, or other costs that are subject to fluctuation from period to period. The Company does not recognize short term leases that have a term of twelve months or less as ROU assets or lease liabilities.
ROU assets and lease liabilities are recognized at commencement date and determined using the present value of the future minimum lease payments over the lease term. The Company uses an incremental borrowing rate based on estimated rate of interest for collateralized borrowing since the Company's leases do not include an implicit interest rate. The estimated incremental borrowing rate considers market data, the economic environment of the jurisdiction where the lease is located, and the lease term at commencement date. The lease term may include options to extend when it is reasonably certain that the Company will exercise that option. The Company recognizes operating lease expense on a straight-line basis over the lease term.
Income Taxes
Income Taxes
The Company accounts for income taxes under the asset and liability method. Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net of operating loss carry forwards and credits, by applying enacted tax rates expected to apply in the years in which those temporary differences are expected to be recovered or settled. Deferred tax assets are reduced by a valuation allowance when the Company determines it is more likely than not that some portion or all deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws and regulations applicable to the Company as enacted by the relevant tax authorities.
The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authorities. An uncertain income tax position will not be recognized if it has less than 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.
The Company does not provide for income taxes on its undistributed earnings of its foreign subsidiaries since such earnings are considered to be indefinitely reinvested or may be remitted tax-free. It is not practicable to estimate the amount of deferred tax liability related to these investments. Carryforward attributes that were generated in tax years prior to those that remain open for examination may still be adjusted by relevant tax authorities upon examination if they either have been, or will be, used in a future period.

Functional Currency
Functional Currency
The Company considers the U.S. dollar to be its functional currency as it is the currency of the primary economic environment in which the Company operates.
The local currency is the functional currency for all foreign entities, other than a small number of intermediate holding companies which have USD as the functional currency. Assets and liabilities of these foreign operations are translated into U.S. Dollars at the exchange rate in effect at the end of each period. Statement of operations activity is translated at the average exchange rate prevailing during the period. Translation adjustments arising from the use of differing exchange rates from period to period are included as a component of other comprehensive income (loss).

Segment Reporting
Segment Reporting
The Company determines its reportable segments in accordance with ASC 280, Segment Reporting. The Company determines its reportable segments by first identifying its operating segments. An operating segment is a component of the Company that 1) engages in business activities from which it may recognize revenue and incur expenses, 2) its operating results are regularly reviewed by the chief operating decision maker (“CODM”) in making decisions about resources to be allocated to the segment and assessing its performance, and 3) its discrete financial information is available. The Company's CODM has been identified as its Chief Executive Officer.
Earnings Per Share, Policy
Income or Loss Per Share
Basic income or loss per share is computed by dividing net income from continuing operations available to common stockholders by the weighted average number of common shares outstanding during the period. Diluted earnings per share gives effect to all dilutive potential of shares of common stock outstanding during the period using the treasury stock method (by using the average stock price for the period to determine the number of shares assumed to be purchased from the exercise of restricted stock units), and convertible debt, using the if-converted method. Earnings per share excludes all potential dilutive shares of common stock if their effect is anti-dilutive. An anti-dilutive impact is an increase in earnings per share or a reduction in net loss per share resulting from the conversion or exercise of certain securities. The Company uses loss from continuing operations as the “control number” or benchmark to determine whether potential common shares are dilutive or anti-dilutive.

Recent Accounting Pronouncements Issued but not yet Adopted
Recent Accounting Pronouncements
In March 2020, the FASB issued Accounting Standards Update (ASU) 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. ASU 2020-04 provides optional expedients and exceptions for applying U.S. GAAP to contracts that reference London Interbank Offered Rate (“LIBOR”) or another reference rate expected to be discontinued because of reference rate reform. In December 2022, the FASB issued ASU 2022-06, Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848, which defers the sunset date of Topic 848 from December 31, 2022 to December 31, 2024. Beginning in October 2024, the Company commenced accruing interest on outstanding borrowings on its Revolver using the SOFR (“Standard Overnight Financing Rate”) reference rate, which did not have a material impact on the consolidated financial statements.

In November 2023, ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, was issued which requires disclosure of incremental segment information on an interim and annual basis that are regularly provided to the chief operating decision maker (the “CODM”) and included within each reported measure of segment profit or loss. The Company has adopted this ASU as of December 31, 2024. Accordingly, appropriate disclosures have been made in these consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances the transparency and decision usefulness of income tax disclosures. The amendments address more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. The ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The amendments in this ASU are effective for public business entities for annual periods beginning after December 15, 2024 on a prospective basis. Early adoption is permitted. The Company is still evaluating the effect of the adoption of this guidance.
In 2021, the Organization of Economic Cooperation and Development (“OECD”) introduced its Pillar II Framework Model Rules (“Pillar 2”), which are designed to impose a 15% global minimum tax on the earnings of in-scope multinational corporations on a country-by-country basis. Certain aspects of Pillar 2 took effect on January 1, 2024 while other aspects go into effect on January 1, 2025. As the Company does not expect to meet the consolidated revenue threshold of €750 million in the current year or in the next twelve months, the adoption of this standard will not have a material impact on its consolidated financial statements.

In November 2024, the FASB issued Accounting Standards Update No. 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures: Disaggregation of Income Statement Expenses (“ASU 2024-03”). ASU 2024-03 will require more detailed information about the types of expenses in commonly presented income statement captions such as “Cost of revenue” and “Selling, general and administrative expenses”. In January 2025, the FASB issued Accounting Standards Update No. 2025-01, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40) to clarify the effective date of ASU 2024-03. The new guidance is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027 with early adoption permitted. The Company is currently evaluating the impact that this change will have on the Company's consolidated financial statements and disclosures.